Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers

4.      Revenue from Contracts with Customers

The following table presents revenues disaggregated by type:

	For the year ended December 31,
	2023	2022
Advertising	$60,026,091	$31,139,398
Other services and cloud	20,937,360	8,244,886
Total revenues	$80,963,451	$39,384,284

The Company recognizes revenue either at a point in time, or over time, depending upon the characteristics of the contract. During the year ended December 31, 2023, revenue recognized at a point in time compared to over time was $21,741,274 and $59,222,177, respectively. During the year ended December 31, 2022, revenue recognized at a point in time compared to over time was $15,391,170 and $23,993,114, respectively.

Deferred Revenue

Deferred revenue recorded at December 31, 2023 is expected to be fully recognized by December 31, 2024. The deferred revenue balance as of December 31, 2023 was $7,003,891. The deferred revenue balance as of December 31, 2022 was $1,040,619, of which $881,596 was recognized as revenues for the year ended December 31, 2023. The deferred revenue balance as of December 31, 2021 was $30,014, of which $30,014 was recognized as revenues for the year ended December 31, 2022.